ELITEDESIGNS® II VARIABLE ANNUITY
May 1, 2026
Individual Flexible Purchase Payment Deferred Variable Annuity Contract
SBL Variable Annuity Account XIV
Updating Summary Prospectus for Existing Investors
Issued By:	Mailing Address:
Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001 1-800-888-2461 www.securitybenefit.com	Security Benefit Life Insurance Company P.O. Box 750497 Topeka, Kansas 66675-0497

This Updating Summary Prospectus describes the EliteDesigns II Variable Annuity (the “Contract”), which is an Individual Flexible Purchase Payment Deferred Variable Annuity Contract issued by Security Benefit Life Insurance Company (the “Company”). This Updating Summary Prospectus is used with current owners.
The Prospectus of the Contract contains more information about the Contract, including its features, benefits and risks. You can find the current Prospectus and other information about the Contract online at https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=814121158. You can also obtain this information at no cost by calling 1-800-888-2461 or by sending an email request to SBLProspectusRequests@securitybenefit.com.
The Contract is a complex investment and involves risks, including potential loss of principal. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals could result in surrender charges, taxes, and tax penalties. Our obligations under the Contract are subject to our financial strength and claims-paying ability.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
SB-10009-23 2026/05/01

2

Special Terms

Various terms commonly used in this Updating Summary Prospectus are defined as follows:
Company — Security Benefit Life Insurance Company. The Company is also identified herein as “we,” “our,” or “us.”
Contract — The flexible purchase payment deferred variable annuity contract described in this Updating Summary Prospectus.
Contract Date — The date the Contract begins as shown in your Contract. Contract anniversaries are measured from the Contract Date. The Contract Date is usually the date that the initial Purchase Payment is credited to the Contract.
Contract Value — The total value of your Contract as of any Valuation Date.
Internal Revenue Code or the Code — The Internal Revenue Code of 1986, as amended.
Owner — The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.
Purchase Payment — An amount initially paid to the Company as consideration for the Contract and any subsequent amounts paid to the Company under the Contract.
Separate Account — SBL Variable Annuity Account XIV, a separate account of the Company that consists of accounts, referred to as Subaccounts, each of which invests in a corresponding Underlying Fund.
Subaccount — A division of the Separate Account which invests in a corresponding Underlying Fund.
Underlying Fund — A mutual fund or series thereof that serves as an investment vehicle for its corresponding Subaccount.
Updated Information About Your Contract

The following is a summary of certain Contract features that have changed since May 1, 2025, the date of the last Prospectus. This does not reflect all of the changes that have occurred since you entered into your Contract.
Summary of Recent Contract Changes:
The following changes in the availability of Underlying Funds under the Contract have occurred:
●
The following Underlying Funds were liquidated and are no longer available under the Contract: PIMCO VIT International Bond (Unhedged).
●
The following additional Underlying Funds are available under the Contract: Invesco V.I. S&P 500 Buffer Fund – December, Invesco V.I. S&P 500 Buffer Fund – June, Invesco V.I. S&P 500 Buffer Fund – March, Invesco V.I. S&P 500 Buffer Fund – September.
●
As a result of a fund merger, Invesco V.I. Global Core Equity merged into Invesco V.I. Global and Invesco V.I. Global Core Equity is no longer available under the Contract.
Additional information about the Underlying Funds, including certain fund name and adviser changes, is included in Appendix A to this Updating Summary Prospectus.
Important Information You Should Consider About the Contract

	FEES, EXPENSES, AND ADJUSTMENTS	Location in Prospectus
Are There Charges or	No. The Company does not assess a withdrawal charge on full or partial withdrawals.	Fee Table
3

	FEES, EXPENSES, AND ADJUSTMENTS			Location in Prospectus
Adjustments for Early Withdrawals?				Fee Table – Examples Charges and Deductions
Are There Transaction Charges?	No. There are no charges for other transactions.			Not Applicable
Are There Ongoing Fees and Expenses?
Yes. The table below describes the current fees and expenses of the Contract that you may pay each year, depending on the Investment Options and optional benefits you choose. The fees and expenses do not reflect any advisory fees paid to financial intermediaries from your Contract Value or other assets. If such charges were reflected, the fees and expenses would be higher. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Fee Table
Fee Table – Examples
Charges and Deductions
– Mortality and Expense
Risk Charge
Charges and Deductions
– Return of Premium
Death Benefit Rider
Charge
Charges and Deductions
– Administration Charge
Appendix A – Underlying
Funds Available Under
the Contract

	Annual Fee	Minimum	Maximum
	Base Contract[1]	1.25%	1.45%
	Investment options[2] (Underlying Fund fees and expenses)	0.09%	5.82%
	Optional benefit available for an additional charge[3]	0.35%	0.35%

As a percentage of Contract Value allocated to the Separate Account. The Base
Contract Expenses do not reflect any applicable Platform Charge, which is an annual charge deducted from Contract Value invested in certain Subaccounts.

As a percentage of Underlying Fund average net assets.

As a percentage of Contract Value.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year based on current charges.

	Lowest Annual Cost: $1,227.40	Highest Annual Cost: $5,223.01
Assumes:
●Investment of $100,000
●5% annual appreciation
●Least expensive combination of
Base Contract charge and
Underlying Fund fees and
expenses
●No optional benefits
●No advisory fees
●No additional Purchase Payments,
transfers or withdrawals

Assumes:
●Investment of $100,000
●5% annual appreciation
●Most expensive combination of Base
Contract charge, optional benefit and
Underlying Fund fees and expenses
●No advisory fees
●No additional Purchase Payments,
transfers or withdrawals

	RISKS	Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract, including loss of principal.	Principal Risks of Investing in the Contract The Contract – General
Is this a Short-Term Investment?
No.
●This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.
●Withdrawals may reduce or terminate Contract guarantees and may result in taxes and tax penalties.
●The benefits of tax deferral and long-term income mean the Contract is more beneficial to investors with a long-time horizon.

What are the Risks Associated with the Investment Options?
●An investment in this Contract is subject to the risk of poor investment performance. Performance can vary depending on the performance of the
Investment Options that are available under the Contract.
●Each investment option has its own unique risks.
●You should review the Investment Options before making an investment decision.
Appendix A – Underlying Funds Available Under the Contract
What are the Risks Related to the Insurance Company?
An investment in the Contract is subject to the risks related to us, Security
Benefit Life Insurance Company. Any obligations, guarantees or benefits of the
Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Security Benefit Life Insurance Company, including our financial strength ratings, is available upon request by calling 1-800-888-2461 or visiting
www.securitybenefit.com.
Information About the Company, the Separate Account, and the Underlying Funds – Security Benefit Life Insurance Company
	RESTRICTIONS	Location in Prospectus
Are There Restrictions on the Investment Options?
Yes.
●Certain investment options may not be available under your Contract.
●Certain Subaccounts prohibit you from transferring out and back in the same
Subaccount within a period of calendar days.
●We reserve the right to limit your transfers to 14 in a Contract Year, to suspend transfers and limit the transfer amounts, and to limit transfers in circumstances of frequent or large transfers.
●We reserve the right to add, remove or substitute the Underlying Funds available as investment options under the Contract.
●We reserve the right to refuse any Purchase Payment, to further limit your ability to make subsequent Purchase Payments with advance notice, and to require our prior approval before accepting Purchase Payments.
The Contract – Allocation of Purchase Payments The Contract – Transfers of Contract Value – Frequent Transfer Restrictions Other Information – Changes to Investments
Are There Any Restrictions on Contract Benefits?
Yes.
●The Return of Premium Death Benefit is only available at Contract issue.
You cannot change or cancel it after issue.
●We reserve the right to stop offering the Return of Premium Death Benefit for purchase at any time.
●We do not have the right to modify or terminate an optional benefit.
Withdrawals, however, may reduce the value of the Return of Premium
Death Benefit by an amount greater than the value withdrawn or result in termination of the benefit.
The Contract – Return of Premium Death Benefit
	TAXES	Location in Prospectus
What are the Contract’s Tax Implications?
●If you elect to pay third-party advisory fees from your Contract Value, then the deduction will reduce the death benefit, perhaps significantly, and may be subject to federal and state income taxes and a 10% federal penalty tax.
●Consult with a tax professional to determine the tax implications of an investment in and payments received under the Contract.
●If you purchased the Contract through a tax-qualified plan or IRA, you do not get any additional tax benefit deferral under the Contract.
●Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.

The Contract –
Withdrawals to Pay
Advisory Fees
Charges and Deductions
– Deduction of Advisory
Fees
Federal Tax Matters –
Introduction
Federal Tax Matters –
Income Taxation of
Annuities in General—
Non-Qualified Contracts

	CONFLICTS OF INTEREST	Location in Prospectus
How are Investment Professionals Compensated?
Your investment professional may receive compensation for selling this
Contract to you, in the form of commissions, additional payments, and non-cash compensation. We may share the revenue we earn on this Contract with your investment professional’s firm. This conflict of interest may influence your investment professional to recommend this Contract over another investment for which the investment professional is not compensated or is compensated less.
Other Information – Sale of the Contract
Should I Exchange my Contract?
Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange a contract you already own if you determine, after comparing the features, fees and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is better for you to purchase the new contract rather than continue to own your existing contract.
Additional Compensation Paid to Selected Selling Broker-Dealers

APPENDIX A
Investment Options Available Under the Contract

Underlying Funds — The following is a list of Underlying Funds available under the Contract. More information about the Underlying Funds is available in the prospectuses for the Underlying Funds, which may be amended or updated from time to time, and can be found online at https://vpx.broadridge.com/GetContract1.asp?doctype=pros&cid=sblife&fid=814121158. You can view, download, and print copies of Underlying Fund documents at this website. You can also request this information at no cost by calling 1-800-888-2461 or by sending an email request to SBLProspectusRequests@securitybenefit.com.
The current expenses and performance information below reflect the fees and expenses of the Underlying Funds, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Underlying Fund’s past performance is not necessarily an indication of future performance. Updated performance information is available online at https://www.securitybenefit.com/performance.
Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Mid Cap Value	AB Discovery Value – Class B Adviser: AllianceBernstein L.P.	1.07%	N/A	2.64%	8.48%	8.27%
Large Cap Value	AB Relative Value – Class B Adviser: AllianceBernstein L.P.	0.85%	N/A	10.20%	11.15%	10.30%
Global Equity	AB Sustainable Global Thematic – Class B Adviser: AllianceBernstein L.P.	1.25%	N/A	6.02%	3.02%	9.80%
Global Allocation	AB VPS Dynamic Asset Allocation – Class B Adviser: AllianceBernstein L.P.	1.20%	N/A	13.21%	4.74%	5.25%
Global Equity	AFIS Capital World Growth and Income – Class 4 Adviser: Capital Research and Management Company	1.01%	N/A	24.46%	10.01%	10.74%
Government Bond	AFIS U.S. Government Securities – Class 4 Adviser: Capital Research and Management Company	0.84%	N/A	7.54%	-0.49%	1.45%
Large Cap Blend	AFIS Washington Mutual Investors – Class 4 Adviser: Capital Research and Management Company	0.90%	N/A	16.90%	13.60%	12.08%
Large Cap Growth	Alger Capital Appreciation – Class S2 Adviser: Fred Alger Management, LLC	1.19%	N/A	32.51%	16.04%	17.86%
Large Cap Growth	Alger Large Cap Growth – Class I-2 Adviser: Fred Alger Management, LLC	0.89%	N/A	30.27%	11.12%	16.73%
Mid Cap Blend	Allspring Opportunity VT – Class 2 Adviser: Allspring Funds Management, LLC Sub-Adviser: Allspring Global Investments, LLC	1.08%	N/A	6.71%	8.94%	11.85%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Large Cap Growth	Allspring VT Discovery All Cap Growth – Class 2 Adviser: Allspring Funds Management, LLC Sub-Adviser: Allspring Global Investments, LLC	1.04%	N/A	15.27%	6.04%	13.57%
Specialty-Sector	ALPS/Alerian Energy Infrastructure – Class III Adviser: ALPS Advisors, Inc.	1.30%	N/A	4.66%	22.06%	10.70%
Balanced/Asset Allocation	American Funds IS® Asset Allocation – Class 4 Adviser: Capital Research and Management Company	0.79%	N/A	15.59%	8.70%	9.50%
Global Bond	American Funds IS® Capital World Bond – Class 4 Adviser: Capital Research and Management Company	0.98%	N/A	9.03%	-2.76%	0.97%
International Equity	American Funds IS® EUPAC FundTM – Class 4 Adviser: Capital Research and Management Company	1.03%	N/A	26.41%	3.14%	6.73%
Global Equity	American Funds IS® Global Growth – Class 4 Adviser: Capital Research and Management Company	1.01%	N/A	21.34%	7.97%	11.89%
Large Cap Growth	American Funds IS® Growth – Class 4 Adviser: Capital Research and Management Company	0.83%	N/A	19.93%	13.09%	17.67%
Large Cap Blend	American Funds IS® Growth-Income – Class 4 Adviser: Capital Research and Management Company	0.78%	N/A	17.77%	13.62%	13.63%
International Equity	American Funds IS® International Growth and Income – Class 4 Adviser: Capital Research and Management Company	1.06%	N/A	35.09%	7.42%	7.54%
Intermediate Term Bond	American Funds IS® Mortgage – Class 4 Adviser: Capital Research and Management Company	0.89%	N/A	8.32%	0.06%	1.43%
Emerging Markets	American Funds IS® New World – Class 4 Adviser: Capital Research and Management Company	1.15%	N/A	27.92%	5.06%	8.98%
Global Equity	American Funds IS® SMALLCAP World Fund® – Class 4 Adviser: Capital Research and Management Company	1.20%	N/A	14.33%	0.23%	6.96%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Large Cap Blend	BlackRock Advantage Large Cap Core V.I. – Class III Adviser: BlackRock Advisors, LLC	1.03%	N/A	19.73%	13.85%	14.08%
Large Cap Value	BlackRock Basic Value V.I. – Class III Adviser: BlackRock Advisors, LLC	1.13%	N/A	24.04%	12.81%	10.52%
Large Cap Growth	BlackRock Capital Appreciation V.I. – Class III Adviser: BlackRock Advisors, LLC	1.37%	N/A	11.77%	10.50%	15.32%
Large Cap Value	BlackRock Equity Dividend V.I. – Class III Adviser: BlackRock Advisors, LLC	1.13%	N/A	21.32%	11.45%	11.01%
Global Allocation	BlackRock Global Allocation V.I. – Class III Adviser: BlackRock Advisors, LLC Sub-Adviser: BlackRock (Singapore) Limited; BlackRock International Limited	1.15%	N/A	19.51%	5.51%	7.33%
High Yield Bond	BlackRock High Yield V.I. – Class III Adviser: BlackRock Advisors, LLC Sub-Adviser: BlackRock International Limited	0.88%	N/A	9.09%	4.57%	6.07%
Large Cap Growth	BlackRock Large Cap Focus Growth V.I. – Class III Adviser: BlackRock Advisors, LLC	1.15%	N/A	11.48%	10.19%	15.98%
Small Cap Blend	BNY Mellon IP Small Cap Stock Index – Service Class Adviser: BNY Mellon Investment Adviser, Inc.	0.61%	N/A	5.36%	6.65%	9.15%
Specialty-Sector	BNY Mellon IP Technology Growth – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Newton Investment Management North America, LLC	1.07%	N/A	27.87%	8.96%	16.97%
Large Cap Blend	BNY Mellon Stock Index – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Mellon Investments Corporation	0.52%	N/A	17.23%	13.83%	14.23%
Large Cap Blend	BNY Mellon VIF Appreciation – Service Class Adviser: BNY Mellon Investment Adviser, Inc. Sub-Adviser: Fayez Sarofim & Co., LLC	1.10%	N/A	9.78%	9.08%	12.63%
Global Equity	Dimensional VA Equity Allocation – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.48%	0.45%	19.94%	12.23%	N/A

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Global Bond	Dimensional VA Global Bond Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.21%	0.45%	4.35%	1.38%	1.81%
Global Allocation	Dimensional VA Global Moderate Allocation – Institutional Class Adviser: Dimensional Fund Advisors LP	0.43%	0.45%	14.68%	8.42%	8.65%
International Equity	Dimensional VA International Small Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.39%	0.45%	36.99%	8.89%	8.68%
International Equity	Dimensional VA International Value Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.27%	0.45%	45.64%	15.85%	10.46%
Short Term Bond	Dimensional VA Short-Term Fixed Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP Sub-Adviser: Dimensional Fund Advisors Ltd.; DFA Australia Limited	0.12%	0.45%	4.33%	2.65%	1.97%
Large Cap Value	Dimensional VA U.S. Large Value Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP	0.21%	0.45%	15.83%	11.97%	10.51%
Small Cap Value	Dimensional VA U.S. Targeted Value Portfolio – Institutional Class Adviser: Dimensional Fund Advisors LP	0.29%	0.45%	8.95%	13.60%	11.00%
Large Value	Donoghue Forlines Dividend VIT Fund – Class 1 Adviser: Donoghue Forlines LLC	2.77%	N/A	17.19%	8.72%	3.46%
Tactical Allocation	Donoghue Forlines Momentum VIT Fund – Class 1 Adviser: Donoghue Forlines LLC	1.56%	N/A	23.52%	12.83%	9.23%
Mid Cap Value	DWS Small Mid Cap Value VIP – Class B Adviser: DWS Investment Management Americas, Inc.	1.24%	N/A	17.85%	9.27%	7.18%
Floating Rate Bond	Eaton Vance VT Floating-Rate Income - Initial Class Adviser: Eaton Vance Management	1.19%	N/A	3.95%	4.64%	4.43%
Intermediate Government	Federated Hermes Fund for U.S. Government Securities II Adviser: Federated Investment Management Company	1.02%	N/A	6.80%	-0.84%	1.06%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
High Yield Bond	Federated Hermes High Income Bond II – Service Class Adviser: Federated Investment Management Company	1.14%	N/A	8.18%	3.45%	5.33%
Balanced/Asset Allocation	Fidelity® VIP Balanced – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.66%	N/A	14.96%	9.24%	10.84%
Large Cap Blend	Fidelity® VIP Contrafund® – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.79%	N/A	21.24%	15.08%	15.49%
Small Cap Blend	Fidelity® VIP Disciplined Small Cap – Service Class 2 Adviser: Fidelity Management & Research Company LLC	0.57%	N/A	17.09%	10.09%	10.31%
Emerging Markets	Fidelity® VIP Emerging Markets – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited	1.12%	N/A	40.79%	5.62%	10.66%
Large Cap Growth	Fidelity® VIP Growth & Income – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.72%	N/A	21.21%	15.83%	13.56%
Large Cap Growth	Fidelity® VIP Growth Opportunities – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.81%	N/A	21.73%	11.04%	19.64%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
High Yield Bond	Fidelity® VIP High Income – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	1.07%	N/A	10.31%	4.00%	5.34%
Large Cap Blend	Fidelity® VIP Index 500 – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: Geode Capital Management, LLC	0.34%	N/A	17.48%	14.03%	14.42%
Intermediate Term Bond	Fidelity® VIP Investment Grade Bond – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.62%	N/A	6.93%	-0.21%	2.45%
Mid Cap Growth	Fidelity® VIP Mid Cap – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.80%	N/A	11.49%	9.83%	10.31%
International Equity	Fidelity® VIP Overseas – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited	0.97%	N/A	20.05%	6.35%	7.55%
Specialty-Sector	Fidelity® VIP Real Estate – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited	0.85%	N/A	2.90%	3.98%	3.61%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Multi-Sector Bond	Fidelity® VIP Strategic Income – Service Class 2 Adviser: Fidelity Management & Research Company LLC Sub-Adviser: FMR Investment Management (UK) Limited; Fidelity Management & Research (Hong Kong) Limited; Fidelity Management & Research (Japan) Limited; FIL Investment Advisors; FIL Investment Advisors (UK) Limited	0.88%	N/A	8.58%	2.79%	4.40%
Multi Cap Growth	Franklin DynaTech VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.88%	N/A	18.13%	9.09%	14.08%
Large Cap Value	Franklin Growth and Income VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.04%	N/A	16.90%	11.90%	11.12%
Balanced/Asset Allocation	Franklin Income VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.72%	N/A	12.56%	7.66%	7.30%
Large Cap Growth	Franklin Large Cap Growth VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.11%	N/A	7.22%	6.83%	12.87%
Global Equity	Franklin Mutual Global Discovery VIP Fund – Class 2 Adviser: Franklin Mutual Advisers, LLC	1.16%	N/A	23.34%	12.00%	8.52%
Large Cap Value	Franklin Mutual Shares VIP Fund – Class 2 Adviser: Franklin Mutual Advisers, LLC	0.94%	N/A	11.52%	9.20%	7.53%
Large Cap Blend	Franklin Rising Dividends VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.89%	N/A	11.80%	9.50%	12.10%
Small Cap Value	Franklin Small Cap Value VIP Fund – Class 2 Adviser: Franklin Mutual Advisers, LLC	0.92%	N/A	7.65%	8.86%	9.81%
Small Cap Growth	Franklin Small-Mid Cap Growth VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.09%	N/A	2.52%	1.03%	9.89%
Multi-Sector Bond	Franklin Strategic Income VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	1.08%	N/A	7.24%	1.92%	3.10%
Government Bond	Franklin U.S. Government Securities VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.79%	N/A	6.69%	0.02%	1.14%
International Equity	Goldman Sachs VIT International Equity Insights – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.37%	N/A	38.15%	10.80%	7.96%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Large Cap Value	Goldman Sachs VIT Large Cap Value – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.08%	N/A	10.60%	11.00%	9.34%
Mid Cap Growth	Goldman Sachs VIT Mid Cap Growth – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.49%	N/A	7.36%	4.67%	11.58%
Mid Cap Value	Goldman Sachs VIT Mid Cap Value – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.09%	N/A	9.13%	9.77%	9.75%
Small Cap Blend	Goldman Sachs VIT Small Cap Equity Insights – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.13%	N/A	15.82%	10.19%	10.57%
Large Cap Growth	Goldman Sachs VIT Strategic Growth – Service Class Adviser: Goldman Sachs Asset Management L.P.	1.04%	N/A	17.58%	12.47%	16.13%
Floating Rate Bond	Guggenheim VIF Floating Rate Strategies Adviser: Guggenheim Partners Investment Management, LLC	1.54%	N/A	3.57%	4.56%	4.12%
Specialty	Guggenheim VIF Global Managed Futures Strategy Adviser: Security Investors, LLC	2.32%	N/A	3.65%	3.94%	1.27%
High Yield Bond	Guggenheim VIF High Yield Adviser: Guggenheim Partners Investment Management, LLC	1.57%	N/A	6.84%	4.16%	5.55%
Specialty	Guggenheim VIF Multi-Hedge Strategies Adviser: Security Investors, LLC	1.80%	N/A	1.25%	1.23%	1.62%
Intermediate Term Bond	Guggenheim VIF Total Return Bond Adviser: Guggenheim Partners Investment Management, LLC	1.04%	N/A	7.48%	-0.21%	3.13%
Large Cap Growth	Invesco V.I. American Franchise – Series II Adviser: Invesco Advisers, Inc.	1.10%	N/A	11.39%	10.08%	14.58%
Mid Cap Value	Invesco V.I. American Value – Series II Adviser: Invesco Advisers, Inc.	1.14%	N/A	20.76%	17.56%	12.01%
Global Allocation	Invesco V.I. Balanced-Risk Allocation – Series II Adviser: Invesco Advisers, Inc.	1.60%	N/A	8.69%	2.27%	4.91%
Large Cap Value	Invesco V.I. Comstock – Series II Adviser: Invesco Advisers, Inc.	1.00%	N/A	17.14%	15.14%	11.67%
Large Cap Blend	Invesco V.I. Core Equity – Series II Adviser: Invesco Advisers, Inc.	1.05%	N/A	15.88%	12.52%	11.46%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Mid Cap Growth	Invesco V.I. Discovery Mid Cap Growth – Series II Adviser: Invesco Advisers, Inc.	1.11%	N/A	4.53%	3.64%	11.10%
Large Blend	Invesco V.I. Equally-Weighted S&P 500 – Series II Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Capital Management LLC	0.59%	N/A	10.82%	9.89%	11.11%
Balanced/Asset Allocation	Invesco V.I. Equity and Income – Series II Adviser: Invesco Advisers, Inc.	0.82%	N/A	12.52%	8.68%	8.64%
International Equity	Invesco V.I. EQV International Equity – Series II Adviser: Invesco Advisers, Inc.	1.15%	N/A	16.23%	3.42%	5.95%
Global Equity	Invesco V.I. Global – Series II Adviser: Invesco Advisers, Inc.	1.06%	N/A	15.02%	7.01%	10.72%
Specialty-Sector	Invesco V.I. Global Real Estate – Series II Adviser: Invesco Advisers, Inc. Sub-Adviser: Invesco Asset Management Limited	1.27%	N/A	7.61%	1.49%	2.18%
Multi-Sector Bond	Invesco V.I. Global Strategic Income – Series II Adviser: Invesco Advisers, Inc.	1.21%	N/A	12.75%	1.39%	2.76%
Government Bond	Invesco V.I. Government Securities – Series II Adviser: Invesco Advisers, Inc.	0.95%	N/A	6.95%	-0.22%	1.34%
Large Cap Value	Invesco V.I. Growth and Income – Series II Adviser: Invesco Advisers, Inc.	1.00%	N/A	15.30%	12.56%	10.46%
Specialty-Sector	Invesco V.I. Health Care – Series II Adviser: Invesco Advisers, Inc.	1.24%	N/A	15.08%	3.54%	6.31%
High Yield Bond	Invesco V.I. High Yield – Series II Adviser: Invesco Advisers, Inc.	1.17%	N/A	6.35%	3.40%	4.55%
International Equity	Invesco V.I. International Growth Fund – Series II Adviser: Invesco Advisers, Inc.	1.43%	N/A	15.53%	1.88%	5.34%
Mid Cap Blend	Invesco V.I. Main Street Mid Cap Fund® – Series II Adviser: Invesco Advisers, Inc.	1.19%	N/A	8.96%	8.83%	9.08%
Small Cap Blend	Invesco V.I. Main Street Small Cap Fund® – Series II Adviser: Invesco Advisers, Inc.	1.09%	N/A	8.44%	8.07%	10.31%
Speciality	Invesco V.I. S&P 500 Buffer Fund - December - Class II Adviser: Invesco Advisers, Inc.	1.06%	N/A	12.37%	N/A	N/A

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Speciality	Invesco V.I. S&P 500 Buffer Fund - June - Class II Adviser: Invesco Advisers, Inc.	1.05%	N/A	13.35%	N/A	N/A
Speciality	Invesco V.I. S&P 500 Buffer Fund - March - Class II Adviser: Invesco Advisers, Inc.	1.08%	N/A	7.25%	N/A	N/A
Speciality	Invesco V.I. S&P 500 Buffer Fund - September - Class II Adviser: Invesco Advisers, Inc.	1.04%	N/A	12.63%	N/A	N/A
Small Cap Blend	Invesco V.I. Small Cap Equity – Series II Adviser: Invesco Advisers, Inc.	1.21%	N/A	7.83%	7.06%	9.28%
Mid Cap Growth	Janus Henderson VIT Enterprise – Service Class Adviser: Janus Henderson Investors US LLC	0.97%	N/A	7.41%	7.35%	12.51%
Large Cap Growth	Janus Henderson VIT Forty – Service Class Adviser: Janus Henderson Investors US LLC	0.87%	N/A	17.86%	11.37%	15.96%
Mid Cap Value	Janus Henderson VIT Mid Cap Value – Service Class Adviser: Janus Henderson Investors US LLC	1.11%	N/A	6.29%	8.43%	8.40%
International Equity	Janus Henderson VIT Overseas – Service Class Adviser: Janus Henderson Investors US LLC	0.96%	N/A	28.58%	9.17%	8.97%
Large Cap Growth	Janus Henderson VIT Research – Service Class Adviser: Janus Henderson Investors US LLC	1.07%	N/A	18.10%	13.83%	15.59%
Multi-Sector Bond	Lord Abbett Series Bond-Debenture VC – Class VC Adviser: Lord, Abbett & Co. LLC	0.98%	N/A	8.33%	2.10%	4.72%
Small Cap Growth	Lord Abbett Series Developing Growth VC – Class VC2 Adviser: Lord, Abbett & Co. LLC	1.27%	N/A	14.59%	-1.17%	11.03%
Large Cap Blend	Lord Abbett Series Dividend Growth VC – Class VC Adviser: Lord, Abbett & Co. LLC	1.00%	N/A	15.98%	12.34%	13.06%
Large Cap Blend	Lord Abbett Series Fundamental Equity VC – Class VC Adviser: Lord, Abbett & Co. LLC	1.19%	N/A	14.29%	11.36%	9.75%
Large Cap Blend	Lord Abbett Series Growth and Income VC – Class VC Adviser: Lord, Abbett & Co. LLC	0.93%	N/A	17.29%	13.34%	11.12%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Mid Cap Growth	Lord Abbett Series Growth Opportunities VC – Class VC Adviser: Lord, Abbett & Co. LLC	1.15%	N/A	12.94%	3.23%	10.41%
Mid Cap Value	Lord Abbett Series Mid Cap Stock VC – Class VC Adviser: Lord, Abbett & Co. LLC	1.15%	N/A	7.05%	10.16%	7.98%
Intermediate Term Bond	Lord Abbett Series Total Return VC – Class VC Adviser: Lord, Abbett & Co. LLC	0.71%	N/A	7.19%	0.06%	2.27%
Inflation- Protected Bond	LVIP American Century Inflation Protection – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.76%	N/A	6.33%	0.62%	2.61%
International Equity	LVIP American Century International – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	1.20%	N/A	15.81%	1.71%	6.27%
Mid Cap Value	LVIP American Century Mid Cap Value – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	1.03%	N/A	8.83%	8.72%	8.96%
Large Cap Value	LVIP American Century Value – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.90%	N/A	15.85%	11.47%	10.07%
Large Cap Value	LVIP Avantis Large Cap Value – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: American Century Investment Management, Inc.	0.99%	N/A	14.56%	8.51%	10.12%
Intermediate Core Bond	LVIP JPMorgan Core Bond – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: J.P. Morgan Investment Management, Inc.	0.99%	N/A	7.15%	-0.29%	1.85%
Small Cap Blend	LVIP JPMorgan Small Cap Core – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: J.P. Morgan Investment Management, Inc.	0.88%	N/A	10.00%	6.13%	8.66%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Large Cap Blend	LVIP JPMorgan U.S. Equity – Service Class Adviser: Lincoln Financial Investments Corporation Sub-Adviser: J.P. Morgan Investment Management, Inc.	1.00%	N/A	14.26%	13.40%	14.56%
Emerging Markets	MFS® VIT Emerging Markets Equity – Service Class Adviser: Massachusetts Financial Services Company	2.14%	N/A	33.35%	4.11%	7.65%
Global Allocation	MFS® VIT Global Tactical Allocation – Service Class Adviser: Massachusetts Financial Services Company	1.13%	N/A	15.21%	4.60%	5.40%
High Yield Bond	MFS® VIT High Yield – Service Class Adviser: Massachusetts Financial Services Company	1.06%	N/A	8.47%	3.63%	5.30%
Large Cap Growth	MFS® VIT II MA Investors Growth Stock – Service Class Adviser: Massachusetts Financial Services Company	1.04%	N/A	9.61%	9.74%	13.98%
International Equity	MFS® VIT II Research International – Service Class Adviser: Massachusetts Financial Services Company	1.22%	N/A	21.75%	5.25%	7.27%
International Equity	MFS® VIT International Intrinsic Value – Service Class Adviser: Massachusetts Financial Services Company	1.16%	N/A	32.96%	7.02%	9.68%
Large Cap Blend	MFS® VIT Investors Trust – Service Class Adviser: Massachusetts Financial Services Company	1.07%	N/A	13.32%	11.06%	12.21%
Small Cap Growth	MFS® VIT New Discovery – Service Class Adviser: Massachusetts Financial Services Company	1.20%	N/A	12.56%	-0.54%	10.46%
Large Cap Blend	MFS® VIT Research – Service Class Adviser: Massachusetts Financial Services Company	1.07%	N/A	12.57%	10.87%	12.65%
Balanced/Asset Allocation	MFS® VIT Total Return – Service Class Adviser: Massachusetts Financial Services Company	0.96%	N/A	10.91%	6.16%	7.36%
Intermediate Term Bond	MFS® VIT Total Return Bond – Service Class Adviser: Massachusetts Financial Services Company	0.79%	N/A	6.94%	-0.09%	2.38%
Specialty-Sector	MFS® VIT Utilities – Service Class Adviser: Massachusetts Financial Services Company	1.04%	N/A	14.76%	7.38%	9.22%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Emerging Markets Bond	Morgan Stanley VIF Emerging Markets Debt – Class II Adviser: Morgan Stanley Investment Management, Inc. Sub-Adviser: Morgan Stanley Investment Management Limited	1.62%	N/A	15.24%	2.66%	4.46%
Emerging Markets	Morgan Stanley VIF Emerging Markets Equity – Class II Adviser: Morgan Stanley Investment Management, Inc. Sub-Adviser: Morgan Stanley Investment Management Company	1.53%	N/A	32.90%	4.32%	7.21%
Asset Allocation/ Lifestyle	Morningstar Aggressive Growth ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.85%	N/A	20.00%	10.55%	10.36%
Asset Allocation/ Lifestyle	Morningstar Balanced ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.84%	N/A	14.82%	6.61%	7.25%
Asset Allocation/ Lifestyle	Morningstar Conservative ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.93%	N/A	8.82%	2.19%	3.50%
Asset Allocation/ Lifestyle	Morningstar Growth ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.82%	N/A	17.91%	8.82%	9.05%
Asset Allocation/ Lifestyle	Morningstar Income and Growth ETF Asset Allocation Portfolio – Class II Adviser: ALPS Advisors, Inc. Sub-Adviser: Morningstar Investment Management LLC	0.88%	N/A	11.70%	4.43%	5.46%
Multi Cap Value	NAA All Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.15%	N/A	12.87%	11.12%	10.40%
Large Cap Value	NAA Large Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.05%	N/A	14.16%	12.15%	10.88%
Large Cap Blend	NAA Large Core Series Adviser: New Age Alpha Advisors, LLC	1.16%	N/A	16.43%	13.65%	14.25%
Large Cap Growth	NAA Large Growth Series Adviser: New Age Alpha Advisors, LLC	1.17%	N/A	17.02%	13.89%	17.04%
Mid Cap Growth	NAA Mid Growth Series Adviser: New Age Alpha Advisors, LLC	1.18%	N/A	2.17%	4.48%	10.63%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Small Cap Value	NAA Small Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.29%	N/A	3.30%	8.47%	7.65%
Small Cap Growth	NAA Small Growth Series Adviser: New Age Alpha Advisors, LLC	1.42%	N/A	6.58%	2.59%	8.89%
Mid Cap Value	NAA SMid-Cap Value Series Adviser: New Age Alpha Advisors, LLC	1.18%	N/A	7.35%	9.30%	9.97%
Global Equity	NAA World Equity Income Series Adviser: New Age Alpha Advisors, LLC	1.18%	N/A	22.75%	11.42%	9.99%
Specialty	Neuberger Berman Quality Equity Portfolio – Class I Adviser: Neuberger Berman Investment Advisers LLC	0.87%	N/A	13.74%	12.83%	12.94%
Global Allocation	Nomura VIP Asset Strategy - Service Class Adviser: Delaware Management Company	1.04%	N/A	16.66%	7.07%	7.84%
Balanced/Asset Allocation	Nomura VIP Balanced - Service Class Adviser: Delaware Management Company	1.08%	N/A	11.79%	7.85%	8.38%
Large Cap Growth	Nomura VIP Core Equity - Service Class Adviser: Delaware Management Company	1.00%	N/A	15.30%	13.79%	13.78%
Specialty-Sector	Nomura VIP Energy - Service Class Adviser: Delaware Management Company Sub-Adviser: Van Eck Associates Corporation	1.31%	N/A	11.89%	18.61%	1.74%
Global Equity	Nomura VIP Global Growth - Service Class Adviser: Delaware Management Company	1.24%	N/A	17.93%	9.99%	10.71%
Large Cap Growth	Nomura VIP Growth - Service Class Adviser: Delaware Management Company	1.01%	N/A	8.41%	11.89%	15.40%
High Yield Bond	Nomura VIP High Income - Service Class Adviser: Delaware Management Company Sub-Adviser: Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited	0.97%	N/A	7.17%	3.73%	5.56%
International Equity	Nomura VIP International Core Equity - Service Class Adviser: Delaware Management Company	1.18%	N/A	24.17%	7.83%	6.62%
Short Term Bond	Nomura VIP Limited-Term Bond - Service Class Adviser: Delaware Management Company Sub-Adviser: Macquarie Investment Management Austria Kapitalanlage AG; Macquarie Investment Management Europe Limited, Macquarie Investment Management Global Limited	0.87%	N/A	4.70%	1.75%	2.12%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Mid Cap Growth	Nomura VIP Mid Cap Growth - Service Class Adviser: Delaware Management Company	1.17%	N/A	1.18%	-0.08%	10.66%
Specialty-Sector	Nomura VIP Natural Resources - Service Class Adviser: Delaware Management Company Sub-Adviser: Van Eck Associates Corporation; Macquarie Investment Management Global Limited	1.29%	N/A	37.75%	15.73%	6.94%
Specialty-Sector	Nomura VIP Science and Technology - Service Class Adviser: Delaware Management Company	1.15%	N/A	33.36%	13.71%	17.20%
Small Cap Growth	Nomura VIP Small Cap Growth - Service Class Adviser: Delaware Management Company	1.21%	N/A	13.39%	2.20%	8.69%
Small Cap Blend	Nomura VIP Smid Cap Core - Service Class Adviser: Delaware Management Company	1.20%	N/A	8.39%	8.07%	9.91%
Large Cap Value	Nomura VIP Value - Service Class Adviser: Delaware Management Company	1.04%	N/A	9.41%	9.49%	8.92%
Specialty	PIMCO VIT All Asset – Advisor Class Adviser: Pacific Investment Management Company LLC Sub-Adviser: Research Affiliates LLC	2.32%	N/A	14.19%	5.49%	6.67%
Specialty-Sector	PIMCO VIT CommodityRealReturn Strategy – Advisor Class Adviser: Pacific Investment Management Company LLC	3.48%	N/A	18.85%	10.47%	6.43%
Emerging Markets Bond	PIMCO VIT Emerging Markets Bond – Advisor Class Adviser: Pacific Investment Management Company LLC	1.27%	N/A	14.86%	2.34%	4.96%
Global Bond	PIMCO VIT Global Bond Opportunities Portfolio (Unhedged) – Advisor Class Adviser: Pacific Investment Management Company LLC	1.25%	N/A	12.76%	0.07%	2.36%
Global Allocation	PIMCO VIT Global Managed Asset Allocation – Advisor Class Adviser: Pacific Investment Management Company LLC	1.51%	N/A	21.77%	6.94%	7.88%
High Yield Bond	PIMCO VIT High Yield – Advisor Class Adviser: Pacific Investment Management Company LLC	0.91%	N/A	8.85%	3.87%	5.47%
International Bond	PIMCO VIT International Bond Portfolio (Unhedged) – Advisor Class Adviser: Pacific Investment Management Company LLC	1.13%	N/A	10.04%	-3.37%	0.86%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Short Term Bond	PIMCO VIT Low Duration – Advisor Class Adviser: Pacific Investment Management Company LLC	0.76%	N/A	5.42%	1.47%	1.69%
Inflation- Protected Bond	PIMCO VIT Real Return – Advisor Class Adviser: Pacific Investment Management Company LLC	1.49%	N/A	7.74%	1.11%	3.11%
Short Term Bond	PIMCO VIT Short-Term – Advisor Class Adviser: Pacific Investment Management Company LLC	0.75%	N/A	4.57%	3.14%	2.65%
Intermediate Term Bond	PIMCO VIT Total Return – Advisor Class Adviser: Pacific Investment Management Company LLC	0.83%	N/A	8.78%	-0.08%	2.26%
Multi Cap Blend	Putnam VT Core Equity – Class IB Adviser: Putnam Investment Management, LLC Sub-Adviser: Franklin Advisers, Inc.; Franklin Templeton Investment Management Limited	0.92%	N/A	16.81%	15.96%	15.20%
Multi-Sector Bond	Putnam VT Diversified Income – Class IB Adviser: Franklin Advisers, Inc. Sub-Adviser: Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited	1.05%	N/A	8.58%	1.81%	3.03%
Global Allocation	Putnam VT Global Asset Allocation – Class IB Adviser: Franklin Advisers, Inc. Sub-Adviser: Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited; The Putnam Advisory Company, LLC	1.11%	N/A	14.38%	8.39%	8.43%
High Yield Bond	Putnam VT High Yield – Class IB Adviser: Franklin Advisers, Inc. Sub-Adviser: Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited	0.96%	N/A	8.67%	4.05%	5.70%
Intermediate Term Bond	Putnam VT Income – Class IB Adviser: Franklin Advisers, Inc. Sub-Adviser: Putnam Investment Management, LLC; Franklin Templeton Investment Management Limited	0.82%	N/A	7.25%	-1.13%	1.89%
Large Cap Growth	Putnam VT Large Cap Growth – Class IB Adviser: Putnam Investment Management, LLC Sub-Adviser: Franklin Advisers, Inc.; Franklin Templeton Investment Management Limited	0.87%	N/A	14.34%	13.44%	17.66%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Large Cap Value	Putnam VT Large Cap Value – Class IB Adviser: Putnam Investment Management, LLC Sub-Adviser: Franklin Advisers, Inc.; Franklin Templeton Investment Management Limited	0.79%	N/A	20.35%	15.38%	13.30%
Small Cap Growth	Putnam VT Small Cap Growth – Class IB Adviser: Putnam Investment Management, LLC Sub-Adviser: Franklin Advisers, Inc.; Franklin Templeton Investment Management Limited	1.17%	N/A	8.80%	6.18%	11.45%
Specialty-Sector	Rydex VIF Banking Adviser: Security Investors, LLC	1.83%	N/A	23.74%	11.69%	8.98%
Specialty-Sector	Rydex VIF Basic Materials Adviser: Security Investors, LLC	1.83%	N/A	32.89%	9.42%	11.58%
Specialty-Sector	Rydex VIF Biotechnology Adviser: Security Investors, LLC	1.84%	N/A	30.12%	3.55%	5.42%
Specialty-Sector	Rydex VIF Commodities Strategy Adviser: Security Investors, LLC	1.96%	N/A	4.89%	12.80%	4.76%
Specialty-Sector	Rydex VIF Consumer Products Adviser: Security Investors, LLC	1.84%	N/A	-3.52%	1.32%	3.80%
Specialty	Rydex VIF Dow 2x Strategy[2] Adviser: Security Investors, LLC	1.95%	N/A	19.49%	14.77%	18.17%
Specialty-Sector	Rydex VIF Electronics Adviser: Security Investors, LLC	1.83%	N/A	41.49%	18.80%	23.66%
Specialty-Sector	Rydex VIF Energy Adviser: Security Investors, LLC	1.84%	N/A	7.51%	19.52%	4.64%
Specialty-Sector	Rydex VIF Energy Services Adviser: Security Investors, LLC	1.84%	N/A	1.74%	10.39%	-5.65%
International Equity	Rydex VIF Europe 1.25x Strategy[2] Adviser: Security Investors, LLC	1.97%	N/A	36.46%	10.40%	7.59%
Specialty-Sector	Rydex VIF Financial Services Adviser: Security Investors, LLC	1.88%	N/A	10.76%	11.31%	9.88%
Government Bond	Rydex VIF Government Long Bond 1.2x Strategy[2] Adviser: Security Investors, LLC	1.51%	N/A	1.67%	-13.64%	-3.35%
Specialty-Sector	Rydex VIF Health Care Adviser: Security Investors, LLC	1.84%	N/A	14.07%	4.64%	7.44%
High Yield Bond	Rydex VIF High Yield Strategy Adviser: Security Investors, LLC	1.80%	N/A	9.87%	3.52%	4.77%
Specialty-Sector	Rydex VIF Internet Adviser: Security Investors, LLC	1.84%	N/A	18.50%	2.54%	11.93%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Specialty	Rydex VIF Inverse Dow 2x Strategy[2] Adviser: Security Investors, LLC	1.94%	N/A	-20.69%	-18.02%	-25.05%
Specialty	Rydex VIF Inverse Government Long Bond Strategy[2] Adviser: Security Investors, LLC	5.82%	N/A	1.85%	12.87%	1.41%
Specialty	Rydex VIF Inverse Mid-Cap Strategy[2] Adviser: Security Investors, LLC	2.03%	N/A	-5.11%	-7.51%	-10.94%
Specialty	Rydex VIF Inverse NASDAQ-100® Strategy[2] Adviser: Security Investors, LLC	1.98%	N/A	-16.18%	-13.53%	-17.67%
Specialty	Rydex VIF Inverse Russell 2000® Strategy[2] Adviser: Security Investors, LLC	1.98%	N/A	-9.58%	-6.24%	-11.19%
Specialty	Rydex VIF Inverse S&P 500 Strategy[2] Adviser: Security Investors, LLC	1.94%	N/A	-11.76%	-10.49%	-12.91%
International Equity	Rydex VIF Japan 2x Strategy[2] Adviser: Security Investors, LLC	1.73%	N/A	51.54%	0.16%	9.51%
Specialty-Sector	Rydex VIF Leisure Adviser: Security Investors, LLC	1.84%	N/A	8.47%	2.50%	7.27%
Mid Cap Blend	Rydex VIF Mid-Cap 1.5x Strategy[2] Adviser: Security Investors, LLC	1.92%	N/A	5.04%	8.37%	11.16%
Large Cap Growth	Rydex VIF NASDAQ-100® Adviser: Security Investors, LLC	1.83%	N/A	19.04%	13.32%	17.60%
Large Cap Growth	Rydex VIF NASDAQ-100® 2x Strategy[2] Adviser: Security Investors, LLC	2.00%	N/A	29.24%	18.83%	29.69%
Large Cap Blend	Rydex VIF Nova[2] Adviser: Security Investors, LLC	1.80%	N/A	20.87%	16.53%	17.73%
Specialty-Sector	Rydex VIF Precious Metals Adviser: Security Investors, LLC	1.73%	N/A	147.37%	17.52%	21.08%
Specialty-Sector	Rydex VIF Real Estate Adviser: Security Investors, LLC	1.83%	N/A	2.88%	3.02%	4.00%
Specialty-Sector	Rydex VIF Retailing Adviser: Security Investors, LLC	1.83%	N/A	10.18%	4.22%	9.18%
Small Cap Blend	Rydex VIF Russell 2000® 1.5x Strategy[2] Adviser: Security Investors, LLC	1.99%	N/A	12.47%	3.43%	9.25%
Small Cap Blend	Rydex VIF Russell 2000® 2x Strategy[2] Adviser: Security Investors, LLC	1.98%	N/A	12.07%	1.43%	9.07%
Large Cap Blend	Rydex VIF S&P 500 2x Strategy[2] Adviser: Security Investors, LLC	2.00%	N/A	25.28%	19.77%	21.33%
Large Cap Growth	Rydex VIF S&P 500 Pure Growth Adviser: Security Investors, LLC	1.74%	N/A	11.75%	6.62%	10.34%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Large Cap Value	Rydex VIF S&P 500 Pure Value Adviser: Security Investors, LLC	1.74%	N/A	16.02%	12.00%	8.64%
Mid Cap Growth	Rydex VIF S&P MidCap 400 Pure Growth Adviser: Security Investors, LLC	1.74%	N/A	7.18%	4.39%	6.85%
Mid Cap Value	Rydex VIF S&P MidCap 400 Pure Value Adviser: Security Investors, LLC	1.74%	N/A	6.12%	12.00%	10.60%
Small Cap Growth	Rydex VIF S&P SmallCap 600 Pure Growth Adviser: Security Investors, LLC	1.74%	N/A	8.59%	2.89%	6.53%
Small Cap Value	Rydex VIF S&P SmallCap 600 Pure Value Adviser: Security Investors, LLC	1.74%	N/A	6.77%	12.03%	7.65%
Specialty	Rydex VIF Strengthening Dollar 2x Strategy[2] Adviser: Security Investors, LLC	2.14%	N/A	-14.29%	6.16%	1.80%
Specialty-Sector	Rydex VIF Technology Adviser: Security Investors, LLC	1.83%	N/A	25.70%	12.27%	18.37%
Specialty-Sector	Rydex VIF Telecommunications Adviser: Security Investors, LLC	1.83%	N/A	31.13%	5.45%	6.64%
Specialty-Sector	Rydex VIF Transportation Adviser: Security Investors, LLC	1.83%	N/A	11.79%	2.32%	8.06%
Money Market	Rydex VIF U.S. Government Money Market Adviser: Security Investors, LLC	1.49%	N/A	2.84%	2.22%	1.26%
Specialty-Sector	Rydex VIF Utilities Adviser: Security Investors, LLC	1.84%	N/A	17.07%	8.56%	8.60%
Specialty	Rydex VIF Weakening Dollar 2x Strategy[2] Adviser: Security Investors, LLC	2.14%	N/A	18.97%	-5.72%	-2.86%
Large Cap Growth	T. Rowe Price Blue Chip Growth – Class II Adviser: T. Rowe Price Associates, Inc.	1.00%	N/A	18.43%	11.41%	15.25%
Large Cap Value	T. Rowe Price Equity Income – Class II Adviser: T. Rowe Price Associates, Inc.	0.99%	N/A	14.07%	10.89%	10.24%
Specialty-Sector	T. Rowe Price Health Sciences – Class II Adviser: T. Rowe Price Associates, Inc.	1.11%	N/A	17.80%	3.86%	8.70%
Short Term Bond	T. Rowe Price Limited-Term Bond – Class II Adviser: T. Rowe Price Associates, Inc.	0.85%	N/A	5.46%	1.91%	2.09%
Emerging Markets	Templeton Emerging Markets VIP Fund – Class 2 Adviser: Templeton Asset Management Ltd Sub-Adviser: Franklin Templeton Investment Management Limited	1.37%	N/A	46.27%	5.46%	10.40%
International Equity	Templeton Foreign VIP Fund – Class 2 Adviser: Templeton Investment Counsel, LLC	1.09%	N/A	29.19%	8.25%	5.75%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Global Bond	Templeton Global Bond VIP Fund – Class 2 Adviser: Franklin Advisers, Inc.	0.78%	N/A	15.73%	-0.96%	-0.15%
Global Equity	Templeton Growth VIP Fund – Class 2 Adviser: Templeton Global Advisors Limited	1.19%	N/A	23.83%	7.95%	7.04%
World Large Stock	Third Avenue Value Adviser: Third Avenue Management LLC	1.38%	N/A	34.85%	17.68%	9.66%
Balanced/Asset Allocation	TOPS® Aggressive ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.79%	N/A	18.53%	9.15%	9.99%
Balanced/Asset Allocation	TOPS® Balanced ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.79%	N/A	12.59%	5.26%	6.10%
Balanced/Asset Allocation	TOPS® Conservative ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.81%	N/A	9.76%	4.09%	4.77%
Balanced/Asset Allocation	TOPS® Managed Risk Balanced ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	1.01%	N/A	7.85%	-1.85%	1.85%
Balanced/Asset Allocation	TOPS® Managed Risk Moderate ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	1.00%	N/A	10.50%	3.15%	4.73%
Balanced/Asset Allocation	TOPS® Managed Risk Moderately Aggressive ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	1.00%	N/A	11.58%	5.25%	5.93%
Balanced/Asset Allocation	TOPS® Moderate ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.78%	N/A	14.87%	6.66%	7.63%
Balanced/Asset Allocation	TOPS® Moderately Aggressive ETF – Investor Class Adviser: ValMark Advisers, Inc. Sub-Adviser: Milliman Financial Risk Management LLC	0.79%	N/A	17.74%	8.30%	9.12%
Specialty-Sector	VanEck VIP Global Gold – Class S Adviser: Van Eck Associates Corporation	1.47%	N/A	164.43%	20.00%	20.89%
Specialty-Sector	VanEck VIP Global Resources – Class S Adviser: Van Eck Associates Corporation	1.32%	N/A	36.17%	10.24%	8.06%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Balanced/Asset Allocation	Vanguard® VIF Balanced Adviser: Wellington Management Company LLP	0.20%	0.45%	16.46%	9.29%	10.03%
Large Cap Growth	Vanguard® VIF Capital Growth Adviser: PRIMECAP Management Company	0.34%	0.45%	28.98%	13.97%	14.96%
Asset Allocation/ Lifestyle	Vanguard® VIF Conservative Allocation Adviser: The Vanguard Group, Inc.	0.12%	0.45%	12.73%	4.22%	6.14%
Large Cap Value	Vanguard® VIF Diversified Value Adviser: Hotchkis and Wiley Capital Management, LLC; Aristotle Capital Management, LLC; Harris Associates L.P.	0.28%	0.45%	16.83%	13.24%	11.76%
Large Cap Value	Vanguard® VIF Equity Income Adviser: Wellington Management Company LLP; The Vanguard Group, Inc.	0.29%	0.45%	16.80%	12.59%	11.52%
Large Cap Blend	Vanguard® VIF Equity Index Adviser: The Vanguard Group, Inc.	0.14%	0.45%	17.70%	14.27%	14.66%
Global Bond	Vanguard® VIF Global Bond Index Adviser: The Vanguard Group, Inc.	0.13%	0.45%	5.69%	-0.41%	N/A
Large Cap Growth	Vanguard® VIF Growth Adviser: Wellington Management Company LLP	0.36%	0.45%	16.89%	11.36%	15.58%
High Yield Bond	Vanguard® VIF High Yield Bond Adviser: Wellington Management Company LLP; The Vanguard Group, Inc.	0.24%	0.45%	9.18%	4.05%	5.62%
International Equity	Vanguard® VIF International Adviser: Baillie Gifford Overseas Ltd; Schroder Investment Management North America Inc.	0.32%	0.45%	19.97%	0.62%	10.48%
Mid Cap Blend	Vanguard® VIF Mid-Cap Index Adviser: The Vanguard Group, Inc.	0.17%	0.45%	11.54%	8.46%	10.77%
Asset Allocation/ Lifestyle	Vanguard® VIF Moderate Allocation Adviser: The Vanguard Group, Inc.	0.12%	0.45%	16.19%	6.51%	8.14%
Specialty-Sector	Vanguard® VIF Real Estate Index Adviser: The Vanguard Group, Inc.	0.26%	0.45%	3.11%	4.51%	5.08%
Short Term Bond	Vanguard® VIF Short Term Investment Grade Adviser: The Vanguard Group, Inc.	0.14%	0.45%	6.85%	2.23%	2.81%
Small Cap Growth	Vanguard® VIF Small Company Growth[2] Adviser: ArrowMark Colorado Holdings, LLC	0.29%	0.45%	6.11%	3.81%	9.61%
Intermediate Term Bond	Vanguard® VIF Total Bond Market Index Adviser: The Vanguard Group, Inc.	0.14%	0.45%	6.94%	-0.51%	1.90%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
International Equity	Vanguard® VIF Total International Stock Market Index Adviser: The Vanguard Group, Inc.	0.09%	0.45%	32.04%	7.88%	N/A
Large Cap Blend	Vanguard® VIF Total Stock Market Index Adviser: The Vanguard Group, Inc.	0.13%	0.45%	16.93%	12.98%	14.10%
Intermediate Term Bond	Victory Pioneer Bond VCT – Class II Adviser: Victory Capital Management Inc.	1.17%	N/A	8.88%	0.51%	2.59%
Large Cap Value	Victory Pioneer Equity Income VCT - Class II Adviser: Victory Capital Management Inc.	1.05%	N/A	11.14%	8.81%	9.11%
High Yield Bond	Victory Pioneer High Yield VCT - Class II Adviser: Victory Capital Management Inc.	1.36%	N/A	7.92%	3.95%	5.16%
Multi-Sector Bond	Victory Pioneer Strategic Income VCT - Class II Adviser: Victory Capital Management Inc.	1.96%	N/A	10.85%	1.99%	3.64%
Specialty-Sector	Virtus Duff & Phelps Real Estate Securities Series – Class A Adviser: Virtus Investment Advisers, LLC Sub-Adviser: Duff & Phelps Investment Management Co.	1.19%	N/A	0.72%	6.06%	5.95%
Small Cap Growth	Virtus KAR Small-Cap Growth Series – Class A Adviser: Virtus Investment Advisers, LLC Sub-Adviser: Kayne Anderson Rudnick Investment Management LLC	1.33%	N/A	-22.62%	-5.76%	11.33%
Multi-Sector Bond	Virtus Newfleet Multi-Sector Intermediate Bond Series – Class A Adviser: Virtus Investment Advisers, LLC Sub-Adviser: Newfleet Asset Management	0.98%	N/A	7.58%	2.52%	4.23%
International Equity	Virtus SGA International Growth Series – Class A Adviser: Virtus Investment Advisers, LLC Sub-Adviser: Sustainable Growth Advisers, LP	1.21%	N/A	9.26%	1.42%	4.10%
Balanced/Asset Allocation	Virtus Tactical Allocation Series – Class A Adviser: Virtus Investment Advisers, LLC Sub-Adviser: Kayne Anderson Rudnick Investment Management, LLC	1.07%	N/A	6.79%	2.09%	7.77%
Mid Cap Growth	Voya MidCap Opportunities Portfolio – Class S2 Adviser: Voya Investments, LLC Sub-Adviser: Voya Investment Management Co. LLC	1.47%	N/A	3.49%	4.14%	10.53%

Investment Type	Fund Adviser/Sub-Adviser	Current Expenses[1]	Platform	Average Annual Total Returns (as of 12/31/2025)
				1 Year	5 Year	10 Year
Specialty-Sector	VY® CBRE Global Real Estate Portfolio – Class S2 Adviser: Voya Investments, LLC Sub-Adviser: CBRE Investment Management Listed Real Assets, LLC	1.52%	N/A	6.35%	3.60%	3.57%
Specialty-Sector	VY® Columbia Real Estate Portfolio – Class S2 Adviser: Voya Investments, LLC Sub-Adviser: Columbia Management Investment Advisers, LLC	1.40%	N/A	-0.10%	5.51%	4.64%
High Yield Bond	Western Asset Variable Global High Yield Bond – Class II Adviser: Franklin Templeton Fund Adviser, LLC Sub-Adviser: Western Asset Management Company, LLC; Western Asset Management Company Limited (London); Western Asset Management Company Pte. Ltd. (Singapore)	1.06%	N/A	9.95%	2.34%	5.09%
1
Certain Investment Portfolios and their investment advisers have entered into temporary expense reimbursement and/or fee waivers. Please see the Investment Portfolios’ prospectuses for additional information regarding these arrangements

2 This fund is no longer available for new transfers.
Optional Rider Investment Restrictions

The optional rider is not subject to investment restrictions.

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The Prospectus and Statement of Additional Information (SAI) are parts of the registration statement that we filed with the Securities and Exchange Commission (SEC), dated May 1, 2026. Both documents contain additional important information about the Contract. The Prospectus and SAI are incorporated herein by reference, which means they are legally a part of this Updating Summary Prospectus.
The SAI may be obtained, free of charge, from us in the same manner as the Prospectus, as described on the front page of this Updating Summary Prospectus.
The SEC maintains a website (http://www.sec.gov) that contains the registration statement, material incorporated by reference, and other information regarding companies that file electronically with the SEC. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.
EDGAR contract identifier C000126289